Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Tax effects of temporary differences that give rise to deferred tax assets
United States and foreign components of loss before income taxes were as follows:

	For The Years Ended
	December 31,
	2014	2013

United States	$(5,223,749)	$(5,328,958)
Foreign	(363,863)	(422,236)
Loss before income taxes	$(5,587,612)	$(5,751,194)

The tax effects of temporary differences that give rise to deferred tax assets and liabilities are presented below:

	For The Years Ended
	December 31,
	2014	2013
Deferred Tax Assets:
Net operating loss carryforward	$4,820,500	$5,327,000
Stock-based compensation	1,272,600	907,100
Accruals	240,700	139,800
Research & development tax credits	95,500	-
Other	2,100	2,700
Gross deferred tax assets	6,431,400	6,376,600

Deferred Tax Liabilities:
Fixed assets	(93,200)	-
Intangible assets	(8,100)	(3,000)
Gross deferred tax liabilities	(101,300)	(3,000)

Net deferred tax assets	6,330,100	6,373,600

Valuation allowance	(6,330,100)	(6,373,600)

Deferred tax asset, net of valuation allowance	$-	$-

Changes in valuation allowance	$(43,500)	$1,631,300

Income tax provision (benefit)
The income tax provision (benefit) consists of the following:

	For The Years Ended
	December 31,
	2014	2013
Federal:
Current	$-	$-
Deferred	38,921	(1,459,584)
State and local:
Current	-	-
Deferred	4,579	(171,716)
	43,500	(1,631,300)
Change in valuation allowance	(43,500)	1,631,300
Income tax provision (benefit)	$-	$-

Reconciliation of effective tax rate
A reconciliation of the statutory federal income tax rate to the Company’s effective tax rate is as follows:

	For The Years Ended
	December 31,
	2014	2013

Tax benefit at federal statutory rate	(34.0)%	(34.0)%
State income taxes, net of federal benefit	(4.0)%	(4.0)%
Permanent differences	0.8%	5.8%
Research & development tax credits	(1.8)%	0.0%
Impact of Section 382 limit	41.2%	0.0%
True-ups and other	(1.4)%	1.6%
Change in valuation allowance	(0.8)%	30.6%
Effective income tax rate	0.0%	0.0%